Income Taxes - Components of Income Tax Provision (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2015	Nov. 01, 2014	Oct. 31, 2015	Nov. 01, 2014	Jan. 31, 2015	Feb. 01, 2014
Components of income tax expense (benefit)
Current federal income tax expense (benefit)					$ 16,760	$ 11,501
Current state income tax expense (benefit)					3,422	2,989
Current income tax expense (benefit)					20,182	14,490
Deferred federal income tax expense (benefit)					(2,114)	(2,122)
Deferred state income tax expense (benefit)					(1,305)	(1,091)
Deferred income tax expense (benefit)			$ (1,976)	$ (1,893)	(3,419)	(3,213)
Income tax expense (benefit)	$ 3,887	$ 3,022	$ 11,854	$ 9,285	$ 16,763	$ 11,277